Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Tax Losses	$ 154,980	$ 129,705	$ 290,398
Temporary Differences	22,071	27,484	323,056
Investment Tax Credits	312	318	331
Operating loss carry forwards Canada [Member]
Statements [Line Items]
Tax Losses	125,851	106,058	85,898
Operating loss carry forwards South Africa [Member]
Statements [Line Items]
Tax Losses	28,925	23,026	204,500
Net capital loss carry forwards [Member]
Statements [Line Items]
Tax Losses	204	621	0
Mineral properties [Member]
Statements [Line Items]
Temporary Differences	7,526	7,664	305,515
Financing Costs [Member]
Statements [Line Items]
Temporary Differences	13,357	18,831	16,481
Property, plant and equipment [Member]
Statements [Line Items]
Temporary Differences	807	735	692
Other [Member]
Statements [Line Items]
Temporary Differences	$ 381	$ 254	$ 368